UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05569

Franklin Universal Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 11/30/16

Item 1. Schedule of Investments.

FRANKLIN UNIVERSAL TRUST

Statement of Investments, November 30, 2016 (unaudited)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 41.0%
Energy 1.5%
[a,b] Goodrich Petroleum Corp	United States	19,740	$174,560
[a,c] Halcon Resources Corp	United States	52,355	436,547
[a] Halcon Resources Corp., wts., 9/09/20	United States	4,668	11,623
[a] Midstates Petroleum Co. Inc	United States	318	6,408
[a,b] Midstates Petroleum Co. Inc., wts., 4/21/20	United States	2,256	—
[a] Penn Virginia Corp	United States	3,869	166,367
[a,d] Penn Virginia Corp., 144A	United States	4,833	207,819
Spectra Energy Corp	United States	40,000	1,638,000
[a] W&T Offshore Inc	United States	102,120	172,583
			2,813,907
Materials 1.1%
BHP Billiton PLC, ADR	Australia	25,185	834,127
[a] Freeport-McMoRan Inc., B	United States	80,380	1,233,833
South32 Ltd., ADR	Australia	10,074	101,496
[a] Verso Corp., A	United States	3,330	17,815
[a] Verso Corp., wts., 7/25/23	United States	350	—
			2,187,271
Transportation 0.0%†
[a,b] CEVA Holdings LLC	United States	180	22,429
Utilities 38.4%
Alliant Energy Corp	United States	80,000	2,873,600
American Electric Power Co. Inc	United States	75,000	4,428,750
CenterPoint Energy Inc	United States	122,800	2,930,008
CMS Energy Corp	United States	65,000	2,614,300
Consolidated Edison Inc	United States	40,000	2,790,800
Dominion Resources Inc	United States	80,000	5,863,200
DTE Energy Co	United States	25,000	2,327,250
Duke Energy Corp	United States	57,560	4,246,201
Edison International	United States	61,000	4,194,970
Entergy Corp	United States	30,000	2,061,900
Exelon Corp	United States	55,000	1,788,050
FirstEnergy Corp	United States	60,000	1,877,400
Great Plains Energy Inc	United States	70,000	1,847,300
NextEra Energy Inc	United States	41,500	4,740,545
PG&E Corp	United States	50,000	2,940,000
Pinnacle West Capital Corp	United States	56,000	4,140,080
PPL Corp	United States	80,000	2,676,800
Public Service Enterprise Group Inc	United States	45,000	1,858,950
Sempra Energy	United States	50,000	4,990,000
The Southern Co	United States	68,250	3,195,465
[a] Vistra Energy Corp	United States	11,988	167,233
WEC Energy Group Inc	United States	40,000	2,240,400
Westar Energy Inc	United States	60,000	3,417,600
Xcel Energy Inc	United States	60,000	2,340,600
			72,551,402
Total Common Stocks and Other Equity Interests
(Cost $44,705,292)			77,575,009

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value

Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a,b] CEVA Holdings LLC, cvt. pfd., A-1	United States	6	$2,040
[a,b] CEVA Holdings LLC, cvt. pfd., A-2	United States	388	87,392
Total Convertible Preferred Stocks (Cost $587,093)			89,432

		Principal
		Amount*

Corporate Bonds 86.9%
Automobiles & Components 1.5%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	$2,000,000	1,991,340
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26.	United States	600,000	597,000
senior note, 5.125%, 11/15/23	United States	300,000	307,875
			2,896,215
Banks 3.4%
CIT Group Inc.,
senior note, 5.375%, 5/15/20	United States	500,000	530,000
senior note, 5.00%, 8/15/22	United States	1,200,000	1,252,500
[d] senior note, 144A, 6.625%, 4/01/18.	United States	300,000	314,625
[e] Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	1,100,000	1,089,000
[e] JPMorgan Chase & Co.,
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	900,000	897,750
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	1,100,000	1,072,170
Royal Bank of Scotland Group PLC,
sub. note, 6.125%, 12/15/22	United Kingdom	900,000	932,616
sub. note, 5.125%, 5/28/24.	United Kingdom	400,000	388,874
			6,477,535
Capital Goods 3.2%
[d] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	200,000	212,500
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	1,200,000	1,179,000
[d] Cortes NP Acquisition Corp., senior note, 144A, 9.25%, 10/15/24	United States	1,500,000	1,526,250
[d] HD Supply Inc., senior note, 144A, 5.75%, 4/15/24	United States	400,000	410,000
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	800,000	804,000
Oshkosh Corp., senior note, 5.375%, 3/01/22	United States	500,000	522,500
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	500,000	520,625
senior sub. bond, 6.50%, 5/15/25	United States	100,000	103,375
senior sub. note, 6.00%, 7/15/22	United States	700,000	723,205
			6,001,455
Commercial & Professional Services 1.4%
[d] Acosta Inc., senior note, 144A, 7.75%, 10/01/22	United States	1,300,000	1,082,250
United Rentals North America Inc.,
senior bond, 5.75%, 11/15/24	United States	1,400,000	1,456,000
senior bond, 5.875%, 9/15/26	United States	100,000	102,750
			2,641,000

|2

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Consumer Durables & Apparel 4.6%
[d] Beazer Homes USA Inc., senior note, 144A, 8.75%, 3/15/22	United States	$1,300,000	$1,384,500
[d] Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	1,000,000	1,005,000
KB Home,
senior bond, 7.50%, 9/15/22.	United States	1,100,000	1,177,000
senior note, 4.75%, 5/15/19	United States	200,000	203,500
senior note, 7.00%, 12/15/21	United States	300,000	319,125
Newell Brands Inc., senior note, 5.00%, 11/15/23.	United States	700,000	748,152
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	1,300,000	1,228,500
[d] Taylor Morrison Communities Inc./Monarch Communities Inc.,
senior note, 144A, 5.25%, 4/15/21	United States	400,000	411,000
senior note, 144A, 5.875%, 4/15/23.	United States	500,000	506,250
senior note, 144A, 5.625%, 3/01/24.	United States	1,000,000	1,012,500
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	700,000	724,500
			8,720,027
Consumer Services 5.1%
[d] 1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 6.00%, 4/01/22	Canada	1,000,000	1,045,000
senior secured note, first lien, 144A, 4.625%, 1/15/22	Canada	500,000	509,375
[d] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	1,000,000	840,000
[d,f] Fontainebleau Las Vegas, senior secured bond, first lien, 144A, 11.00%, 6/15/15	United States	1,600,000	240
[d] International Game Technology PLC, senior secured bond, 144A, 6.50%, 2/15/25	United States	2,200,000	2,337,500
[d] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
senior note, 144A, 5.00%, 6/01/24	United States	600,000	607,500
senior note, 144A, 5.25%, 6/01/26	United States	600,000	604,500
[d] ROC Finance LLC/ROC Finance 1 Corp., senior secured note, first lien, 144A, 6.75%,
11/15/21	United States	1,700,000	1,708,500
[d] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	1,300,000	1,285,375
[d] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	800,000	807,000
			9,744,990
Diversified Financials 4.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
senior note, 4.25%, 7/01/20	Netherlands	800,000	824,292
senior note, 4.625%, 10/30/20	Netherlands	200,000	208,513
senior note, 5.00%, 10/01/21	Netherlands	500,000	527,825
Ally Financial Inc., senior note, 5.50%, 2/15/17	United States	600,000	604,500
E*TRADE Financial Corp.,
senior note, 5.375%, 11/15/22	United States	300,000	317,958
senior note, 4.625%, 9/15/23	United States	400,000	406,607
[d] Lincoln Finance Ltd., senior secured note, 144A, 7.375%, 4/15/21	Netherlands	800,000	859,000
[d] MSCI Inc., senior note, 144A, 4.75%, 8/01/26	United States	400,000	392,000
Navient Corp.,
senior note, 4.875%, 6/17/19	United States	800,000	824,000
senior note, 6.625%, 7/26/21	United States	800,000	837,000
senior note, 7.25%, 9/25/23	United States	1,700,000	1,725,500
[d] Neuberger Berman Group LLC/Finance Corp., senior note, 144A, 5.875%, 3/15/22	United States	700,000	727,125
			8,254,320
Energy 9.2%
[f] BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
senior bond, 7.875%, 4/15/22	United States	500,000	338,750
senior note, 8.625%, 10/15/20	United States	600,000	402,750

|3

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
California Resources Corp.,
[d] secured note, second lien, 144A, 8.00%, 12/15/22	United States	$615,000	$498,150
senior bond, 6.00%, 11/15/24	United States	15,000	9,300
senior note, 5.50%, 9/15/21	United States	10,000	6,500
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 7.75%, 4/15/23	United States	800,000	644,000
[d] senior note, 144A, 11.50%, 1/15/21.	United States	300,000	342,750
CGG SA, senior note, 6.50%, 6/01/21.	France	400,000	168,000
[f,g] Chaparral Energy Inc.,
senior bond, 8.25%, 9/01/21.	United States	200,000	167,000
senior bond, 7.625%, 11/15/22	United States	300,000	249,750
senior note, 9.875%, 10/01/20	United States	400,000	332,000
[f,g] CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	1,350,000	639,562
[d] Cheniere Corpus Christi Holdings LLC, senior secured note, 144A, 7.00%, 6/30/24	United States	600,000	645,372
CONSOL Energy Inc.,
senior note, 5.875%, 4/15/22	United States	300,000	289,500
senior note, 8.00%, 4/01/23	United States	600,000	615,000
Crestwood Midstream Partners LP/Crestwood Midstrean Finance Corp., senior note,
6.25%, 4/01/23.	United States	500,000	510,000
CSI Compressco LP/CSI Compressco Finance Inc., senior note, 7.25%, 8/15/22.	United States	300,000	277,500
Energy Transfer Equity LP,
senior note, first lien, 7.50%, 10/15/20	United States	1,200,000	1,347,000
senior secured bond, first lien, 5.875%, 1/15/24	United States	200,000	207,500
[f] Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17.	United States	1,300,000	175,500
[d,g,h] EnQuest PLC, 144A, PIK, 7.00%, 4/15/22	United Kingdom	625,368	400,236
[f] EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	800,000	132,000
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	900,000	841,500
[d,f] Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A, 12.00%,
12/15/20	United States	400,000	271,000
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	600,000	585,000
[d] Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	United States	700,000	500,500
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	1,200,000	1,236,000
QEP Resources Inc., senior bond, 5.375%, 10/01/22	United States	600,000	588,000
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	1,000,000	1,067,500
first lien, 6.25%, 3/15/22	United States	200,000	216,500
first lien, 5.625%, 4/15/23	United States	500,000	527,500
Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	United States	800,000	764,000
senior note, 6.125%, 1/15/23	United States	100,000	88,000
[d,h] W&T Offshore Inc.,
second lien, 144A, PIK, 10.75%, 5/15/20	United States	275,482	189,235
senior secured note, third lien, 144A, PIK, 8.50%, 6/15/21	United States	240,000	114,950
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	200,000	183,500
senior note, 7.75%, 6/15/21	United States	400,000	392,500
senior note, 4.50%, 4/15/22	United States	400,000	350,000
senior note, 8.25%, 6/15/23	United States	600,000	588,750
WPX Energy Inc., senior note, 8.25%, 8/01/23.	United States	400,000	443,000
			17,345,555

|4

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Food, Beverage & Tobacco 3.7%
Constellation Brands Inc.,
senior bond, 4.75%, 11/15/24	United States	$400,000	$431,612
senior note, 4.25%, 5/01/23	United States	500,000	523,125
senior note, 4.75%, 12/01/25	United States	100,000	108,020
Cott Beverages Inc., senior note, 6.75%, 1/01/20	United States	600,000	622,125
[d] Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	300,000	303,750
[d] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	900,000	900,000
senior note, 144A, 8.25%, 2/01/20	United States	300,000	309,000
senior note, 144A, 7.25%, 6/01/21	United States	800,000	830,000
[d] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24	United States	500,000	500,000
senior note, 144A, 4.875%, 11/01/26	United States	600,000	598,500
[d] Post Holdings Inc.,
senior bond, 144A, 5.00%, 8/15/26	United States	900,000	855,900
senior note, 144A, 6.75%, 12/01/21.	United States	500,000	533,750
senior note, 144A, 6.00%, 12/15/22.	United States	300,000	312,645
senior note, 144A, 7.75%, 3/15/24	United States	100,000	110,750
			6,939,177
Health Care Equipment & Services 5.2%
Acadia Healthcare Co. Inc., senior note, 6.50%, 3/01/24	United States	400,000	399,000
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	900,000	713,250
senior note, 7.125%, 7/15/20	United States	400,000	284,000
senior note, 6.875%, 2/01/22	United States	200,000	134,500
senior secured note, first lien, 5.125%, 8/15/18.	United States	121,000	117,987
DaVita Inc., senior note, 5.75%, 8/15/22	United States	500,000	520,625
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	800,000	824,000
senior bond, 5.875%, 2/15/26	United States	1,400,000	1,398,250
senior secured bond, first lien, 5.875%, 3/15/22	United States	600,000	645,750
[d] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24.	United States	1,300,000	1,369,875
[d,i] New Amethyst Corp., senior note, 144A, 6.25%, 12/01/24	United States	500,000	518,750
Tenet Healthcare Corp.,
senior note, 5.00%, 3/01/19	United States	1,100,000	1,053,250
senior note, 5.50%, 3/01/19	United States	400,000	382,000
senior note, 8.125%, 4/01/22	United States	1,000,000	917,500
[d] Vizient Inc., senior note, 144A, 10.375%, 3/01/24.	United States	600,000	649,500
			9,928,237
Materials 12.7%
[d] American Builders & Contractors Supply Co. Inc., senior note, 144A, 5.625%, 4/15/21	United States	900,000	933,750
ArcelorMittal, senior note, 6.125%, 6/01/25	France	300,000	328,500
[d,h] ARD Finance SA, senior secured note, 144A, PIK, 7.125%, 9/15/23.	Luxembourg	400,000	398,500
[d] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.75%, 1/31/21	Luxembourg	400,000	410,000
senior note, 144A, 6.00%, 6/30/21	Luxembourg	500,000	506,250
[d] Axalta Coating Systems LLC, senior note, 144A, 4.875%, 8/15/24	United States	400,000	399,000
[d] Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	800,000	809,040
[d] BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 6.50%, 5/15/21	Australia	1,500,000	1,590,000
[d] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	600,000	600,519
[d] Cemex SAB de CV, first lien, 144A, 5.70%, 1/11/25	Mexico	1,100,000	1,072,148

|5

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
The Chemours Co.,
senior bond, 7.00%, 5/15/25.	United States	$200,000	$198,000
senior note, 6.625%, 5/15/23	United States	1,100,000	1,091,750
[d] CVR Partners LP/CVR Nitrogen Finance Corp., secured note, second lien, 144A,
9.25%, 6/15/23.	United States	1,000,000	993,750
[d] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	500,000	506,250
[d] First Quantum Minerals Ltd.,
senior note, 144A, 6.75%, 2/15/20	Canada	631,000	627,056
senior note, 144A, 7.00%, 2/15/21	Canada	1,131,000	1,121,104
[d] FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22	Australia	1,200,000	1,387,140
[d] NOVA Chemicals Corp., senior bond, 144A, 5.00%, 5/01/25	Canada	1,500,000	1,466,250
[d] Novelis Corp.,
senior bond, 144A, 5.875%, 9/30/26	United States	500,000	500,625
senior note, 144A, 6.25%, 8/15/24	United States	700,000	726,250
[d] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	1,000,000	1,023,750
senior note, 144A, 5.875%, 8/15/23.	United States	500,000	523,437
[d] Platform Specialty Products Corp.,
senior note, 144A, 10.375%, 5/01/21	United States	200,000	219,000
senior note, 144A, 6.50%, 2/01/22	United States	900,000	893,250
[d] Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	500,000	485,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
Luxembourg SA,
first lien, 5.75%, 10/15/20	United States	500,000	515,000
[d] first lien, 144A, 5.125%, 7/15/23	United States	500,000	505,625
senior note, 8.25%, 2/15/21	United States	346,793	358,241
[d] senior note, 144A, 7.00%, 7/15/24	United States	200,000	211,675
[d] Sealed Air Corp.,
senior bond, 144A, 5.50%, 9/15/25	United States	400,000	414,000
senior note, 144A, 6.50%, 12/01/20.	United States	400,000	454,500
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	900,000	954,000
[d,i] senior bond, 144A, 5.00%, 12/15/26	United States	300,000	302,250
senior note, 5.125%, 10/01/21	United States	400,000	419,000
Summit Materials LLC/Summit Materials Finance Corp., senior note, 8.50%, 4/15/22	United States	1,000,000	1,106,250
			24,050,860
Media 9.5%
[d] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	900,000	892,125
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	900,000	905,625
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	700,000	728,875
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22.	United States	1,700,000	1,768,000
[d] senior bond, 144A, 5.75%, 2/15/26	United States	700,000	721,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	500,000	506,875
senior sub. note, 7.625%, 3/15/20	United States	700,000	693,000
CSC Holdings LLC,
[d] senior bond, 144A, 5.50%, 4/15/27	United States	500,000	497,500
senior note, 6.75%, 11/15/21	United States	700,000	737,625
senior note, 5.25%, 6/01/24	United States	700,000	657,930
DISH DBS Corp.,
7.75%, 7/01/26	United States	800,000	885,000
senior note, 6.75%, 6/01/21	United States	700,000	754,250

|6

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Media (continued)
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	$900,000	$950,067
senior note, 5.125%, 7/15/20	United States	800,000	827,000
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	1,300,000	963,625
senior secured note, first lien, 9.00%, 9/15/22	United States	100,000	73,125
[d] Nextstar Escrow Corp., senior note, 144A, 5.625%, 8/01/24	United States	400,000	397,000
[d] Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	500,000	450,000
[d] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	800,000	834,000
senior bond, 144A, 5.375%, 4/15/25	United States	700,000	703,934
[d] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25.	Germany	600,000	611,250
[d] Univision Communications Inc., senior secured bond, first lien, 144A, 6.75%, 9/15/22	United States	358,000	372,320
[d] Virgin Media Finance PLC, senior bond, 144A, 6.375%, 4/15/23	United Kingdom	300,000	308,061
[d] Virgin Media Secured Finance PLC,
senior secured bond, 144A, 5.25%, 1/15/26	United Kingdom	500,000	487,500
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	800,000	807,000
senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	200,000	195,500
[d] WMG Acquisition Corp.,
secured note, first lien, 144A, 5.00%, 8/01/23	United States	200,000	200,500
senior note, 144A, 5.625%, 4/15/22.	United States	92,000	95,105
			18,023,792
Pharmaceuticals, Biotechnology & Life Sciences 3.2%
[d] Concordia International Corp.,
senior note, 144A, 7.00%, 4/15/23	Canada	1,000,000	385,000
senior secured note, first lien, 144A, 9.00%, 4/01/22	Canada	400,000	369,500
[d] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	800,000	687,000
senior note, 144A, 6.00%, 7/15/23	United States	1,000,000	895,000
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	1,500,000	1,417,500
[d] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A,
6.375%, 8/01/23	United States	500,000	516,290
[d] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	1,100,000	935,000
[d] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	300,000	222,750
senior note, 144A, 5.625%, 12/01/21	United States	700,000	542,500
			5,970,540
Real Estate 1.3%
Equinix Inc.,
senior bond, 5.375%, 4/01/23	United States	1,300,000	1,340,625
senior bond, 5.875%, 1/15/26	United States	200,000	208,002
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26.	United States	300,000	282,000
senior note, 6.375%, 3/01/24	United States	600,000	618,000
			2,448,627
Retailing 1.1%
Dollar Tree Inc., senior note, 5.75%, 3/01/23	United States	500,000	533,750
Netflix Inc., senior bond, 5.875%, 2/15/25	United States	1,100,000	1,179,871
[d] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23.	United States	300,000	307,875
			2,021,496

|7

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Semiconductors & Semiconductor Equipment 1.1%
[d] Microsemi Corp., senior note, 144A, 9.125%, 4/15/23	United States	$500,000	$581,250
Qorvo Inc., senior bond, 7.00%, 12/01/25	United States	1,300,000	1,417,000
			1,998,250
Software & Services 3.0%
[d] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	1,900,000	1,719,500
[d] First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	United States	1,700,000	1,727,625
senior note, 144A, 7.00%, 12/01/23.	United States	400,000	419,752
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	1,700,000	1,759,500
			5,626,377
Technology Hardware & Equipment 2.5%
[d] Blackboard Inc., second lien, 144A, 9.75%, 10/15/21	United States	1,142,000	1,124,870
[d] CommScope Technologies Finance LLC, senior bond, 144A, 6.00%, 6/15/25	United States	900,000	941,625
[d] Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
senior note, 144A, 5.875%, 6/15/21.	United States	200,000	210,850
senior note, 144A, 7.125%, 6/15/24.	United States	200,000	218,529
senior secured bond, first lien, 144A, 5.45%, 6/15/23	United States	300,000	313,031
senior secured bond, first lien, 144A, 6.02%, 6/15/26	United States	200,000	209,790
[d] Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	1,400,000	1,624,000
			4,642,695
Telecommunication Services 7.1%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	300,000	301,125
senior bond, 5.625%, 4/01/25	United States	1,000,000	935,000
[d] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	900,000	758,349
[d] Digicel Ltd.,
senior note, 144A, 6.00%, 4/15/21	Bermuda	500,000	434,023
senior note, 144A, 6.75%, 3/01/23	Bermuda	300,000	259,770
[d] Hughes Satellite Systems Corp., senior bond, 144A, 6.625%, 8/01/26	United States	1,100,000	1,061,500
Intelsat Jackson Holdings SA,
senior note, 7.25%, 10/15/20	Luxembourg	200,000	146,750
senior note, 7.50%, 4/01/21	Luxembourg	1,500,000	1,094,055
[d] Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	900,000	952,875
[d] Sprint Communications Inc.,
senior note, 144A, 9.00%, 11/15/18.	United States	600,000	660,000
senior note, 144A, 7.00%, 3/01/20	United States	500,000	539,060
Sprint Corp.,
senior bond, 7.875%, 9/15/23	United States	500,000	517,500
senior bond, 7.125%, 6/15/24	United States	500,000	497,500
[d] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, 144A, 3.36%, 9/20/21	United States	1,400,000	1,407,000
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24.	United States	200,000	214,186
senior bond, 6.375%, 3/01/25	United States	500,000	535,625
senior note, 6.542%, 4/28/20	United States	800,000	826,750
senior note, 6.125%, 1/15/22	United States	100,000	104,968
senior note, 6.00%, 4/15/24	United States	200,000	210,500
[d] Wind Acquisition Finance SA,
secured note, second lien, 144A, 7.375%, 4/23/21	Italy	1,700,000	1,745,084
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	300,000	301,500
			13,503,120

|8

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Transportation 0.6%
[d] Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	$400,000	$414,000
senior note, 144A, 9.75%, 5/01/20	United States	200,000	204,500
[d] Stena International SA, senior secured bond, first lien, 144A, 5.75%, 3/01/24	Sweden	300,000	246,623
[d] XPO Logistics Inc., senior note, 144A, 6.125%, 9/01/23	United States	300,000	307,500
			1,172,623
Utilities 3.1%
Calpine Corp.,
senior bond, 5.75%, 1/15/25.	United States	1,300,000	1,246,375
[d] senior secured bond, first lien, 144A, 7.875%, 1/15/23	United States	292,000	305,505
Dynegy Inc., senior bond, 7.625%, 11/01/24	United States	1,200,000	1,110,000
[d] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	1,000,000	865,000
NRG Yield Operating LLC,
senior bond, 5.375%, 8/15/24	United States	600,000	600,000
[d] senior bond, 144A, 5.00%, 9/15/26	United States	900,000	855,000
Talen Energy Supply LLC, senior bond, 6.50%, 6/01/25	United States	1,100,000	874,500
			5,856,380
Total Corporate Bonds (Cost $169,135,128)			164,263,271

		Shares

Escrows and Litigation Trusts 0.0%†
[a,b] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Litigation Trust	United States	700,000	—
[a,b] NewPage Corp., Litigation Trust	United States	1,200,000	—
[a] Penn Virginia Corp., Litigation Trust	United States	700,000	17,500
[a,b] Vistra Energy Corp., Litigation Trust	United States	700,000	8,120
[a] Vistra Energy Corp., Litigation Trust, TRA	United States	11,988	22,178
Total Escrows and Litigation Trusts (Cost $62,248)			47,798
Total Investments before Short Term Investments
(Cost $214,489,761)			241,975,510

Short Term Investments (Cost $6,337,672) 3.4%
Money Market Funds 3.4%
[a,j] Institutional Fiduciary Trust Money Market Portfolio	United States	6,337,672	6,337,672
Total Investments (Cost $220,827,433) 131.3%			248,313,182
Notes Payable (31.7)%			(59,952,039)
Other Assets, less Liabilities 0.4%			778,536
Net Assets 100.0%			$189,139,679

|9

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

See Abbreviations on page 14.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2016, the aggregate value of these securities was $294,541, representing 0.2% of net assets.
cSee Note 4 regarding restricted securities.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
November 30, 2016, the aggregate value of these securities was $82,472,362, representing 43.6% of net assets.
ePerpetual security with no stated maturity date.
fDefaulted security or security for which income has been deemed uncollectible.
gAt November 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
hIncome may be received in additional securities and/or cash.
iSecurity purchased on a when-issued basis.
jSee Note 5 regarding investments in affiliated management investment companies.

|10

FRANKLIN UNIVERSAL TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940 as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Senior Fixed Rate Notes issued by the Fund are carried at cost. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the

|11

FRANKLIN UNIVERSAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At November 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$221,143,071

Unrealized appreciation	$43,162,735
Unrealized depreciation	(15,992,624)
Net unrealized appreciation (depreciation)	$27,170,111

4. RESTRICTED SECURITIES

At November 30, 2016, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

		Acquisition
	Issuer	Date	Cost	Value

52,355	[a] Halcon Resources Corp. (Value is 0.2% of Net Assets)	6/29/12	$1,480,716	$436,547

aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $11,623 as of November 30, 2016.

|12

FRANKLIN UNIVERSAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2016, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	1,994,710	15,623,853	(11,280,891)	6,337,672	$6,337,672	$-	$-	–[a]

aRounds to less than 0.1%.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Energy.	$1,994,981	$207,819	$611,107	[b]	$2,813,907
Transportation	—	—	111,861		111,861
All Other Equity Investments[c]	74,738,673	—[b]	—		74,738,673
Corporate Bonds	—	164,263,031	240		164,263,271
Escrows and Litigation Trusts	—	22,178	25,620	[b]	47,798
Short Term Investments	6,337,672	—	—		6,337,672
Total Investments in Securities	$83,071,326	$164,493,028	$748,828		$248,313,182

aIncludes common and convertible preferred stocks as well as other equity investments.
bIncludes securities determined to have no value at November 30, 2016.
cFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

|13

FRANKLIN UNIVERSAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio
ADR	American Depositary Receipt
FRN	Floating Rate Note
PIK	Payment-In-Kind
TRA	Tax Receivable Agreement Right

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|14

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Universal Trust

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  January 26, 2017

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date January 26, 2017